As filed with the Securities and Exchange Commission on March 20, 2015

1933 Act Registration No. 033-44909

1940 Act Registration No. 811-06520

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 75	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 77	☒

AMG FUNDS I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG FQ Global Risk-Balanced Fund, AMG FQ U.S. Equity Fund, AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ Global Alternatives Fund, AMG Frontier Small Cap Growth Fund, AMG TimesSquare All Cap Growth Fund, AMG Managers Emerging Opportunities Fund and AMG Managers Real Estate Securities Fund, each a series of AMG Funds I.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds I certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut, on the 20th day of March, 2015.

AMG FUNDS I

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	March 20, 2015
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	March 20, 2015
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	March 20, 2015
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	March 20, 2015
Edward J. Kaier

/s/ Kurt Keilhacker*	Trustee	March 20, 2015
Kurt Keilhacker

/s/ Steven J. Paggioli*	Trustee	March 20, 2015
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	March 20, 2015
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	March 20, 2015
Eric Rakowski

/s/ Victoria Sassine*	Trustee	March 20, 2015
Victoria Sassine

/s/ Thomas R. Schneeweis*	Trustee	March 20, 2015
Thomas R. Schneeweis

/s/ Jeffrey T. Cerutti	President and	March 20, 2015
Jeffrey T. Cerutti	Principal Executive Officer (Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer,	March 20, 2015
Donald S. Rumery	Chief Financial Officer, and Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Donald S. Rumery

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909 and 811- 06520 (filed September 30, 2013)

Date: March 20, 2015

AMG Funds I

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase